Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ 630,423	[1]	₩ 147,789
Profit or loss	(123,403)		339,186
Income tax recognized in other comprehensive income	75,551		143,448		₩ 101,234
Other	0		0
Ending balance	582,571	[1]	630,423	[1]	147,789
Temporary Difference
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	273,116	[1]	147,789
Profit or loss	(141,903)		(18,121)
Income tax recognized in other comprehensive income	75,551		143,448
Other	0		0
Ending balance	206,764	[1]	273,116	[1]	147,789
Unearned income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(139,234)	[1]	(138,541)
Profit or loss	(62,835)		(693)
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	(202,069)	[1]	(139,234)	[1]	(138,541)
Account receivable
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(11,493)	[1]	(13,203)
Profit or loss	(7,774)		1,710
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	(19,267)	[1]	(11,493)	[1]	(13,203)
Trading assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(33,424)	[1]	(59,232)
Profit or loss	44,841		25,808
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	11,417	[1]	(33,424)	[1]	(59,232)
Available-for-sale financial assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	86,897	[1]	90,904
Profit or loss	77,198		(137,598)
Income tax recognized in other comprehensive income	110,405		133,591
Other	0		0
Ending balance	274,500	[1]	86,897	[1]	90,904
Investment in associates
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	20,112	[1]	3,021
Profit or loss	1,062		16,215
Income tax recognized in other comprehensive income	3,748		876
Other	0		0
Ending balance	24,922	[1]	20,112	[1]	3,021
Valuation and depreciation of property and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(146,860)	[1]	(154,151)
Profit or loss	(16,452)		7,291
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	(163,312)	[1]	(146,860)	[1]	(154,151)
Derivatives
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	125,233	[1]	190,834
Profit or loss	(197,253)		(66,004)
Income tax recognized in other comprehensive income	(5,224)		403
Other	0		0
Ending balance	(77,244)	[1]	125,233	[1]	190,834
Deposits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	18,162	[1]	15,412
Profit or loss	9,742		2,750
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	27,904	[1]	18,162	[1]	15,412
Accrued expenses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	108,700	[1]	95,278
Profit or loss	62,610		13,422
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	171,310	[1]	108,700	[1]	95,278
Defined benefit obligation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	378,400	[1]	350,047
Profit or loss	50,410		34,510
Income tax recognized in other comprehensive income	(20,544)		(6,157)
Other	0		0
Ending balance	408,266	[1]	378,400	[1]	350,047
Plan assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(313,708)	[1]	(308,455)
Profit or loss	(100,624)		(6,426)
Income tax recognized in other comprehensive income	2,396		1,173
Other	0		0
Ending balance	(411,936)	[1]	(313,708)	[1]	(308,455)
Other provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	221,749	[1]	203,360
Profit or loss	(46,132)		18,389
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	175,617	[1]	221,749	[1]	203,360
Allowance for acceptances and guarantees
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	19,530	[1]	20,074
Profit or loss	3,608		(544)
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	23,138	[1]	19,530	[1]	20,074
Allowance related to asset revaluation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(46,977)	[1]	(46,988)
Profit or loss	(5,909)		11
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	(52,886)	[1]	(46,977)	[1]	(46,988)
Allowance for expensing depreciation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(521)	[1]	(578)
Profit or loss	(8)		57
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	(529)	[1]	(521)	[1]	(578)
Deemed dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	1,378	[1]	1,582
Profit or loss	3,939		(204)
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	5,317	[1]	1,378	[1]	1,582
Accrued contributions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	8,764	[1]	11,261
Profit or loss	3,140		(2,497)
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	11,904	[1]	8,764	[1]	11,261
Financial instruments designated at fair value through profit of loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(58,885)	[1]	(159,839)
Profit or loss	52,397		100,954
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	(6,488)	[1]	(58,885)	[1]	(159,839)
Allowances
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	94,554	[1]	75,515
Profit or loss	(70,201)		19,039
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	24,353	[1]	94,554	[1]	75,515
Fictitious dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	4,833	[1]	5,101
Profit or loss	157		(268)
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	4,990	[1]	4,833	[1]	5,101
Liability under insurance contracts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	13,104	[1]	10,238
Profit or loss	5,001		2,866
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	18,105	[1]	13,104	[1]	10,238
Deficit carried over
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	0	[1]	0
Profit or loss	1,505		0
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	1,505	[1]	0	[1]	0
Other
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(77,198)	[1]	(43,851)
Profit or loss	49,675		(46,909)
Income tax recognized in other comprehensive income	(15,230)		13,562
Other	0		0
Ending balance	(42,753)	[1]	(77,198)	[1]	(43,851)
Extinguishment of deposit and insurance liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	357,307	[1]	0
Profit or loss	18,500		357,307
Income tax recognized in other comprehensive income	0		0
Other	0		0
Ending balance	₩ 375,807	[1]	₩ 357,307	[1]	₩ 0

[1]	Deferred tax assets from overseas subsidiaries were decreased due to foreign exchange rate movements by ₩1,954 million and ₩1,654 million as of December 31, 2016 and 2017, respectively.